Concentration of Risk	12 Months Ended
Dec. 31, 2022
Concentration of Risk [Abstract]
Concentration of Risk

13. Concentration of Risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and due from related parties. As of December 31, 2022, all of the Company’s cash and cash equivalents was held by major financial institutions located in PRC, Hong Kong, U.S., and Cayman. The Company believes that these financial institutions are of high credit quality. For accounts receivable, the Company extends credit based on an evaluation of the customer’s financial condition, generally without requiring collateral or other security. Further, the Company reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for doubtful accounts. In this regard, the Company considers that the Company’s credit risk for accounts receivable is significantly reduced. For amount due from related parties, the Company provides advances to the officers for daily operation. The credit risk is mitigated by ongoing monitoring process of outstanding balance and timely collection when there is no immediate need for such advances.

Concentration of customers

The following tables summarized the information about the Group’s concentration of customers as of and for the years ended December 31, 2022 and 2021, respectively:

	A	B	C	D	E	F	G	H	I	J	K	L	M	N	O	P	Q	R	S	T
Year Ended December 31, 2022
Revenues, customer concentration	—	—	—	—	—	12%	—	—	—	—	—	—	—	28%	20%	28%	—	—	—	—
Year Ended December 31, 2022
Purchases, supplier concentration	—	—	—	—	—	—	—	—	—	—	—	—	11%	—	—	—	*	28%	27%	21%
As of December 31, 2022
Accounts receivable, customer concentration	—	—	—	—	—	—	—	—	—	—	—	—	—	—	*	96%	—	—	—	—
As of December 31, 2022
Accounts payable, supplier concentration	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	16%	—	—	—
	A	B	C	D	E	F	G	H	I	J
Year Ended December 31, 2021
Revenues, customer concentration	20%	14%	36%	11%	*	*	—	—	—	—
Year Ended December 31, 2021
Purchases, supplier concentration	—	—	—	—	—	—	19%	16%	*	*
As of December 31, 2021
Accounts receivable, customer concentration	*	—	—	—	—	100%	—	—	—	—
As of December 31, 2021
Accounts payable, supplier concentration	—	—	—	—	—	—	—	—	—	99%

____________

*        Less than 10%.

—      No transaction incurred during the year/no balance existed as of the balance sheet date.